Schedule of Investments

June 30, 2020 (Unaudited)

Intrepid Income Fund

ASSET BACKED SECURITIES - 3.66%	Principal
Transportation - 3.66%	Amount	Value
Continental Airlines 2010-1 Class A Pass Through Trust
4.750%, 01/12/2021	$1,997,402	$1,969,523.00
UAL 2007-1 Pass Through Trust
6.636%, 01/02/2024	1,467,162	1,270,155

TOTAL ASSET BACKED SECURITIES (Cost $3,442,093)		3,239,678

BANK LOAN - 3.13%
Consumer Services - 3.13%
Curaleaf, Inc., 13.00%, 1/10/2024 (a)	2,750,000	2,763,750

TOTAL BANK LOAN (Cost $2,698,906)		2,763,750

CONVERTIBLE BONDS - 23.99%
Capital Goods - 4.32%
Tutor Perini Corp.
2.875%, 06/15/2021	4,008,000	3,816,023

Consumer Durables & Apparel - 1.37%
GoPro, Inc.
3.500%, 04/15/2022	1,236,000	1,213,742

Diversified Financials - 8.55%
EZCORP, Inc.
2.875%, 07/01/2024	4,026,000	3,836,140
WisdomTree Investments, Inc.
4.250%, 06/15/2023 (c)	3,900,000	3,728,790

		7,564,930

Energy - 3.80%
Teekay Corp.
5.000%, 01/15/2023 (b)	4,079,000	3,355,483

Real Estate - 2.61%
CTO Realty Growth, Inc.
3.875%, 04/15/2025	2,805,000	2,309,581

Retailing - 3.34%
Trip.com Group Ltd.
1.000%, 07/01/2020 (b)	2,956,000	2,952,305

TOTAL CONVERTIBLE BONDS (Cost $21,104,337)		21,212,064

CORPORATE BONDS - 64.56%
Automobiles & Components - 1.98%
Nexteer Automotive Group Ltd.
5.875%, 11/15/2021 (b)(c)	1,744,000	1,752,278

Capital Goods - 3.40%
ATS Automation Tooling Systems, Inc.
6.500%, 06/15/2023 (b)(c)	1,490,000	1,501,019
WESCO Distribution, Inc.
5.375%, 12/15/2021	1,499,000	1,503,909

		3,004,928

Commercial & Professional Services - 1.73%
IAA, Inc.
5.500%, 06/15/2027 (c)	1,481,000	1,531,258

Consumer Durables & Apparel - 5.23%
Hanesbrands, Inc.
4.625%, 05/15/2024 (c)	1,579,000	1,575,218
Levi Strauss & Co.
5.000%, 05/01/2025	2,403,000	2,420,794
Tapestry, Inc.
3.000%, 07/15/2022	639,000	629,212

		4,625,224

Consumer Services - 3.12%
Nathan’s Famous, Inc.
6.625%, 11/01/2025 (c)	1,526,000	1,545,075
The ServiceMaster Co LLC
7.450%, 08/15/2027	1,117,000	1,212,794

		2,757,869

Diversified Financials - 6.65%
FirstCash, Inc.
5.375%, 06/01/2024 (c)		2,449,000	2,470,172
Icahn Enterprises LP
6.750%, 02/01/2024		1,873,000	1,893,875
LPL Holdings, Inc.
5.750%, 09/15/2025 (c)		1,500,000	1,523,422

			5,887,469

Energy - 11.90%
Bristow Group, Inc.
7.750%, 12/15/2022		1,103,000	1,020,275
Energy Transfer LP
5.875%, 01/15/2024		737,000	804,741
EQM Midstream Partners LP
4.750%, 07/15/2023		802,000	808,801
Great Western Petroleum LLC
9.000%, 09/30/2021 (c)		3,715,000	2,266,150
Matador Resources Co.
5.875%, 09/15/2026		2,389,000	1,773,522
Murphy Oil Corp.
6.875%, 08/15/2024		1,551,000	1,454,225
Teekay Corp.
9.250%, 11/15/2022 (b)(c)		2,500,000	2,408,788

			10,536,502

Food & Staples Retailing - 3.49%
Ingles Markets, Inc.
5.750%, 06/15/2023		3,062,000	3,086,848

Household & Personal Products - 1.46%
Central Garden & Pet Co.
6.125%, 11/15/2023		1,259,000	1,288,769

Media & Entertainment - 2.28%
Rackspace Hosting, Inc.
8.625%, 11/15/2024 (c)		2,000,000	2,012,000

Pharmaceuticals, Biotechnology & Life Sciences - 2.80%
Trulieve Cannabis Corp.
9.750%, 06/18/2024 (b)		2,500,000	2,474,875

Retailing - 6.16%
Caleres, Inc.
6.250%, 08/15/2023		3,679,000	3,182,335
eBay, Inc.
3.250%, 10/15/2020		94,000	94,145
QVC, Inc.
5.125%, 07/02/2022		2,136,000	2,167,613

			5,444,093

Semiconductors & Semiconductor Equipment - 4.04%
MagnaChip Semiconductor Corp.
6.625%, 07/15/2021		3,597,000	3,574,069

Software & Services - 1.39%
VeriSign, Inc.
4.625%, 05/01/2023		1,219,000	1,229,794

Technology Hardware & Equipment - 2.25%
NCR Corp.
5.000%, 07/15/2022		1,986,000	1,986,626

Telecommunication Services - 4.42%
Cincinnati Bell, Inc.
8.000%, 10/15/2025 (c)		2,645,000	2,770,360
Cincinnati Bell Telephone Co LLC
6.300%, 12/01/2028		1,136,000	1,140,044

			3,910,404

Transportation - 2.26%
Delta Air Lines, Inc.
2.900%, 10/28/2024		2,458,000	1,995,422

TOTAL CORPORATE BONDS (Cost $58,113,480)			57,098,428

PURCHASED PUT OPTION - 0.04%		Notional
Capital Goods - 0.04%	Contracts	Amount
Tutor Perini Corp.
Expiration:12/18/2020, Excise Price: $2.50	3,600	$900,000	36,000

TOTAL PURCHASED OPTION (Cost $210,606)			36,000

SHORT-TERM INVESTMENT - 3.75%	Shares
Money Market Fund - 3.75%
STIT-Treasury Portfolio - Institutional Class, 0.080% (d)	3,315,043	3,315,043

TOTAL SHORT-TERM INVESTMENT (Cost $3,315,043)		3,315,043

Total Investments (Cost $88,884,465) - 99.13%		87,664,963
Other Assets in Excess of Liabilities - 0.87%		772,906

TOTAL NET ASSETS - 100.00%		$88,437,869

Percentages are stated as a percent of net assets.

(a)

Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Foreign Issued Security.
(c)

Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of June 30, 2020, the value of these investments was $25,084,530, or 28.36% of total net assets.

(d)	Rate listed is the 7-day effective yield.